21. Direct taxes, charges and contributions payable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
DirectTaxesChargesAndContributionsPayableLineItems [Line Items]
Direct taxes, charges and contributions payable	R$ 467,574	R$ 622,566
Current portion	(260,786)	(363,726)
Non-current portion	206,788	258,840
Income Tax And Social Contribution On Income [Member]
DirectTaxesChargesAndContributionsPayableLineItems [Line Items]
Direct taxes, charges and contributions payable	391,813	507,915
PIS/COFINS [Member]
DirectTaxesChargesAndContributionsPayableLineItems [Line Items]
Direct taxes, charges and contributions payable	38,880	59,811
Other [Member]
DirectTaxesChargesAndContributionsPayableLineItems [Line Items]
Direct taxes, charges and contributions payable	R$ 36,881	R$ 54,840